Additional Information Regarding Share Option Outstanding (Detail) - Employee Stock Option	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding | shares	3,105,911
Option Outstanding weighted-Average Remaining Life (Years)	7 years 8 months 19 days
Weighted- Average Exercise Price Per Share	$ 20.27
$0.01-$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	0.01
Strike price, maximum	$ 5.00
Option Outstanding weighted-Average Remaining Life (Years)	0 years
$5.00-$12.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 5.00
Strike price, maximum	$ 12.00
Number of Options Outstanding | shares	67,721
Option Outstanding weighted-Average Remaining Life (Years)	3 years 5 months 9 days
Weighted- Average Exercise Price Per Share	$ 8.10
$12.00-$20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	12.00
Strike price, maximum	$ 20.00
Number of Options Outstanding | shares	1,624,640
Option Outstanding weighted-Average Remaining Life (Years)	7 years 5 months 5 days
Weighted- Average Exercise Price Per Share	$ 17.56
$20.00-$25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	20.00
Strike price, maximum	$ 25.72
Number of Options Outstanding | shares	1,413,550
Option Outstanding weighted-Average Remaining Life (Years)	8 years 3 months 7 days
Weighted- Average Exercise Price Per Share	$ 23.95